Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                             March 7, 2016

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   AB Cap Fund, Inc.
      ------------------
        -AB Small Cap Value Portfolio
        -AB All Market Income Portfolio
      (File Nos. 002-29901 and 811-01716)

      AB Core Opportunities Fund, Inc.
      --------------------------------
      (File Nos. 333-90261 and 811-09687)

      AB Equity Income Fund, Inc.
      ---------------------------
      (File Nos. 033-66630 and 811-07916)

      AB Global Real Estate Investment Fund, Inc.
      -------------------------------------------
      (File Nos. 333-08153 and 811-07707)

      AB Global Risk Allocation Fund, Inc.
      ------------------------------------
      (File Nos. 002-10988 and 811-00134)

      AB Growth and Income Fund, Inc.
      -------------------------------
      (File Nos. 002-11023 and 811-00126)

      AB Trust
      --------
        -AB Value Fund
        -AB Discovery Value Fund
        -AB International Value Fund
      (File Nos. 333-51938 and 811-10221)
--------------------------------------------------------------------------------

Ladies and Gentlemen:

      On behalf of the above-referenced AB Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Funds that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on February 29, 2016.

      A copy of the Statement of Additional Information for the Funds will be filed under Rule 497(c) today.

      If you have any questions regarding the foregoing, please call me at the above referenced number.

                                                   Sincerely,

                                                   /s/ Mark Samra
                                                   --------------
                                                       Mark Samra